Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition
1)	Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2018, 2019 and 2020 were as follows:

①	For the year ended December 31, 2018

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	31,733,609	21,632,183	3,568	605,206	53,974,566
Revenue from services		583,359	611,752	63,922	2,274,606	3,533,639
Revenue from construction contract		—	—	6,860,995	272,778	7,133,773
Others		41,041	163,782	17,784	290,051	512,658

	￦	32,358,009	22,407,717	6,946,269	3,442,641	65,154,636

Timing of revenue recognition
Revenue recognized at a point in time	￦	31,774,650	21,795,965	743,448	906,120	55,220,183
Revenue recognized over time		583,359	611,752	6,202,821	2,536,521	9,934,453

	￦	32,358,009	22,407,717	6,946,269	3,442,641	65,154,636

②	For the year ended December 31, 2019

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	31,456,714	21,629,838	—	712,196	53,798,748
Revenue from services		573,463	369,730	49,696	2,217,862	3,210,751
Revenue from construction contract		—	—	7,308,401	30,998	7,339,399
Others		48,276	157,564	5,393	225,578	436,811

	￦	32,078,453	22,157,132	7,363,490	3,186,634	64,785,709

Timing of revenue recognition
Revenue recognized at a point in time	￦	31,504,990	21,787,402	747,917	943,037	54,983,346
Revenue recognized over time		573,463	369,730	6,615,573	2,243,597	9,802,363

	￦	32,078,453	22,157,132	7,363,490	3,186,634	64,785,709

③	For the year ended December 31, 2020

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	28,394,790	18,796,522	—	917,307	48,108,619
Revenue from services		462,489	388,222	45,359	1,811,380	2,707,450
Revenue from construction contract		—	—	6,197,497	27,949	6,225,446
Others		35,599	160,478	7,196	221,891	425,164

	￦	28,892,878	19,345,222	6,250,052	2,978,527	57,466,679

Timing of revenue recognition
Revenue recognized at a point in time	￦	28,430,389	18,957,000	141,916	1,139,197	48,668,502
Revenue recognized over time		462,489	388,222	6,108,136	1,839,330	8,798,177

	￦	28,892,878	19,345,222	6,250,052	2,978,527	57,466,679

Summary of Contract Assets and Liabilities From Contracts With Customers
(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2019 and 2020, are as follows.

(in millions of Won)	2019		2020
Receivables
Account receivables	￦	8,214,459	7,329,596

Contract assets
Due from customers for contract work		1,054,357	867,066

Contract liabilities
Advance received		864,480	1,264,615
Due to customers for contract work		644,947	629,399
Unearned revenue		88,733	42,040